Cash flow disclosures (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	$ 1,107,241
Cash flows	237,210
Foreign exchange adjustments	20,439
Other non-cash movements	121,555
Balances as of December 31, 2017	1,486,445
Bank and financial borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	604,102
Cash flows	99,725
Foreign exchange adjustments	6,117
Other non-cash movements	55,386
Balances as of December 31, 2017	765,330
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	475,639
Cash flows	129,491
Foreign exchange adjustments	14,686
Other non-cash movements	62,599
Balances as of December 31, 2017	682,415
Loans with related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	22,220
Cash flows	10,525
Foreign exchange adjustments	(82)
Other non-cash movements	1,988
Balances as of December 31, 2017	34,651
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	5,280
Cash flows	(2,531)
Foreign exchange adjustments	(282)
Other non-cash movements	1,582
Balances as of December 31, 2017	$ 4,049